Stockholders’ Deficit (Details) - $ / shares		3 Months Ended		12 Months Ended
	Mar. 15, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Stockholders Deficit [Line Items]
Preferred stock, shares authorized		1,000,000		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Business Combination [Member]
Stockholders Deficit [Line Items]
Percentage of conversion basis		20.00%		20.00%
Class A Common Stock [Member]
Stockholders Deficit [Line Items]
Common stock, shares authorized		200,000,000		200,000,000	200,000,000
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, voting rights		one		one
Temporary equity, issued		577,937		577,937	28,750,000
Temporary equity, outstanding		577,937		577,937	28,750,000
Common stock, shares issued		7,047,500		7,047,500
Common stock, shares outstanding		7,047,500		7,047,500
Class B Common Stock [Member]
Stockholders Deficit [Line Items]
Common stock, shares authorized		20,000,000		20,000,000	20,000,000
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, voting rights		one		one
Conversion of common stock redemption	7,047,500
Common stock, shares issued		140,000		140,000	7,187,500
Common stock, shares outstanding		140,000		140,000	7,187,500
Common Stock [Member] | Class A Common Stock [Member]
Stockholders Deficit [Line Items]
Conversion of common stock redemption			7,047,500	7,047,500
Common Stock [Member] | Class B Common Stock [Member]
Stockholders Deficit [Line Items]
Conversion of common stock redemption			(7,047,500)	(7,047,500)